UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5586
Oppenheimer California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/30/2010

Item 1. Reports to Stockholders.
July 30, 2010 Oppenheimer Management California Commentaries and Municipal Fund Annual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Portfolio Managers ANNUAL REPORT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Special Tax	24.5%
Tobacco—Master Settlement Agreement	23.0
Tax Increment Financing (TIF)	5.7
General Obligation	5.5
Single Family Housing	4.1
Hospital/Health Care	3.9
Marine/Aviation Facilities	3.4
Municipal Leases	3.3
Special Assessment	2.8
Higher Education	2.5
Portfolio holdings are subject to change. Percentages are as of July 30, 2010, and are based on total assets.
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

AAA	5.8%	0.7%	6.5%
AA	16.1	0.0	16.1
A	18.4	0.0	18.4
BBB	23.2	15.2	38.4
BB or lower	6.6	14.0	20.6

Total	70.1%	29.9%	100.0%
The Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”), determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Manager may use its own credit analysis to assign ratings in denominations similar to those of S&P.
The percentages above are based on the market value of the Fund’s securities as of 7/30/10 and are subject to change; market value does not include cash. AAA, AA, A and BBB are investment-grade ratings. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 30, 2010,1 followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. During the 12-month period ended July 30, 2010,1 prices in the municipal bond market generally rose, contributing to higher net asset values and highly favorable total returns for Oppenheimer California Municipal Fund. In all, the Class A shares produced a total return of 27.95% at net asset value for the reporting period (21.87% with sales charge).1 As of July 30, 2010, the distribution yield of this Fund’s Class A shares was 7.08% at NAV.1
     During the reporting period, Oppenheimer California Municipal Fund distributed 56.4 cents per Class A share, including a small amount of taxable income. The Fund’s monthly dividend for Class A shares held steady at 4.7 cents per share throughout the reporting period. The Rochester investment team believes that the Fund’s consistent distributions demonstrate the benefits of our yield-driven approach to municipal investing.
     Oppenheimer California Municipal Fund held about 660 securities as of July 30, 2010. In general this reporting period, default rates on municipal bonds continued to be extremely low relative to the default rates on corporate fixed-income instruments.
     As the charts on pages 16 to 18 show, the Fund’s performance improved this reporting period, which was characterized by credit spread tightening and stronger investor demand. Credit spread tightening is typically more favorable to the sectors and types of securities this Fund favors than it is to the Fund’s benchmark. As spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. The reverse is also true: widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income and believe that this Fund’s investments offer structural advantages over the long term.
     Oppenheimer California Municipal Fund remained invested in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, Special Tax, at 24.5% of the Fund’s total assets, is the Fund’s largest sector and the Fund holds an additional 2.8% in Special Assessment bonds. The Fund’s land development holdings typically offer attractive yields, which in turn can help the Fund generate high levels of tax-free income, as we have seen this reporting period.

1.	The Fund’s returns and yield have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The Index’s return is calculated through July 31, 2010.
12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     In our opinion, these bonds have several appealing characteristics: their credit ratings typically improve over time, the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. These characteristics give us confidence that most dirt bonds represent good values for our long-time shareholders.
     Tax increment financing (TIF) bonds constituted 5.7% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban renewal projects. With the decline in the real estate market, we have been able to purchase or add to positions at tax-free yields that we believe to be highly attractive. During the reporting period, the bonds in this sector made a positive contribution to the Fund’s total return.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 23.0% of the Fund’s total assets.2
     During the reporting period, tobacco bonds made a significant contribution to the Fund’s positive total return. This is notable because it occurred in the face of a 9.3% consumption decline in 2009, the largest one-year decline since the adoption of the MSA in 1998. The 61-cent increase in federal excise taxes passed by Congress in early 2009 was seen by many industry analysts as the leading reason for the decline. As a result, the sector saw many downgrades by the major rating agencies and a flurry of negative articles in the press.
     As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Although price and ratings volatility remain likely over the near term, we continue to believe that carefully researched MSA-backed bonds are fundamentally sound, and we are confident that these bonds will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.
     Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 5.3% of the Fund’s net assets on July 30, 2010.

2.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
During the reporting period, securities issued by Puerto Rico contributed positively to the Fund’s total return. Most of the Fund’s investments involve “creatures of the state"—that is, securities that are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education. In June 2010, the governor and legislative leaders had reached a verbal agreement to balance the budget by trimming $60 million from spending and increasing tax collections. However, as of July 31, 2010, a vote to approve the $9.13 billion budget had not been taken.
     Better fiscal management has helped the Commonwealth significantly reduce pressure on its municipal bonds. A combination of expense freezes, layoffs and other prudent fiscal measures has helped Puerto Rico garner a favorable perception by the rating agencies and investors alike. When the Puerto Rico Sales Tax Financing Corp came to market in January 2010 with $1.8 billion in new debt, the offering was rated A or better by all three national ratings agencies. Additionally, the Commonwealth, its agencies and its financing arm, the Government Development Bank of Puerto Rico, retained their investment-grade ratings from Standard & Poor’s this reporting period. Moody’s Investors Service, as part of its rating recalibration, assigned the Commonwealth a rating of A3 with a stable outlook. The rating had previously been Baa3 with a stable outlook (Fitch Ratings does not directly rate Puerto Rico’s general obligation debt). We remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.
     The Fund also held 5.5% in General Obligation bonds as of the end of the reporting period. The difficult fiscal situations that have proven challenging to so many state and local government officials have created fear in the marketplace. As a result, we have been able to acquire General Obligation debt from the State and a variety of local governments within the state of California at attractive tax-free yields. Though fear remains prevalent, the holdings in this sector contributed to positive results this reporting period. We believe that investors should be cognizant that a distinct difference exists between a political budget crisis and an inability to pay debt.
     As of July 30, 2010, bonds in the single family housing sector represented 4.1% of the Fund’s total assets. These securities continued to provide high levels of tax-free income, even as the sector continued to be volatile. In addition to the continued troubles of the national housing market, Moody’s also downgraded the California Housing Finance Agency at the beginning of the reporting period. We believe, however, that long-term investors should ultimately benefit from this Fund’s carefully selected holdings in this sector.
14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     The Fund’s holdings in the hospital/health care sector represented 3.9% of the Fund’s total assets at the end of the reporting period. The overall fundamentals in this sector remained stable this reporting period, contributing to positive results.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, inverse floaters provided attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 30, 2010. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, and the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 19 for further information.

1.	The Fund’s returns have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The indices’ returns are calculated through July 31, 2010.
17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, and the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 19 for further information.

1.	The Fund’s returns have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The indices’ returns are calculated through July 31, 2010.
18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This annual report must be preceded or accompanied by the current prospectus of Oppenheimer California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2010	July 30, 2010	July 30, 2010

Actual
Class A	$1,000.00	$1,051.80	$5.43
Class B	1,000.00	1,047.30	9.74
Class C	1,000.00	1,047.90	9.33

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.38	5.34
Class B	1,000.00	1,015.19	9.59
Class C	1,000.00	1,015.58	9.19
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.07%
Class B	1.92
Class C	1.84
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS July 30, 2010*

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—117.8%
California—110.4%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.900%	09/01/2014	$88,332
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250	09/01/2026	1,933,062
7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.350	09/01/2036	4,736,149
2,075,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400	09/01/2036	1,354,913
55,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	55,024
3,000,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	3,101,160
3,025,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax[1]	6.500	09/01/2033	2,950,736
1,640,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.500	01/01/2030	1,736,301
1,000,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	1,059,610
25,000	Alvord, CA Unified School District Community Facilities District[1]	5.875	09/01/2034	25,002
100,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	4.500	09/01/2017	93,578
1,580,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	5.000	09/01/2036	1,206,267
1,295,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	5.000	09/01/2036	992,721
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2034	3,145,575
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2039	7,339,675
500,000	Arvin, CA Community Redevel. Agency[1]	5.000	09/01/2025	417,540
2,435,000	Arvin, CA Community Redevel. Agency[1]	5.125	09/01/2035	1,858,976
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500	09/01/2038	556,392
975,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2021	828,974
2,685,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2027	2,072,122
9,585,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2037	6,723,494
1,000,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.000	09/02/2027	771,720
850,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.125	09/02/2026	735,148
465,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.350	09/02/2022	413,799
1,260,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.400	09/02/2025	1,084,633
1,630,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375	09/02/2028	1,637,123
22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.500%	04/01/2043	$10,756,000
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.625	04/01/2044	10,957,400
3,700,000	Beaumont, CA Financing Authority, Series A1	5.350	09/01/2036	2,927,514
1,050,000	Beaumont, CA Financing Authority, Series A1	6.875	09/01/2036	1,029,347
5,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	5,001
685,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2027	564,488
3,170,000	Beaumont, CA Financing Authority, Series B1	5.050	09/01/2037	2,423,719
1,525,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	1,346,956
2,000,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	1,918,840
450,000	Beaumont, CA Financing Authority, Series B1	8.625	09/01/2034	470,840
225,000	Beaumont, CA Financing Authority, Series B1	8.875	09/01/2034	236,815
2,340,000	Beaumont, CA Financing Authority, Series C1	5.500	09/01/2035	1,904,128
2,000,000	Beaumont, CA Financing Authority, Series D1	5.800	09/01/2035	1,862,740
3,245,000	Beaumont, CA Financing Authority, Series E1	6.250	09/01/2038	3,173,415
1,535,000	Berkeley, CA (Animal Shelter) COP[1]	5.750	08/01/2040	1,639,073
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300	09/01/2035	398,370
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.650	05/01/2029	26,844
7,430,000	Brentwood, CA Infrastructure Financing Authority[1]	5.200	09/02/2036	5,799,635
25,000	Buena Park, CA Special Tax (Park Mall)[1]	6.100	09/01/2028	23,291
1,510,000	Burlingame, CA Elementary School District[1]	5.000	08/01/2033	1,588,928
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000	10/01/2020	60,046
8,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000	09/01/2037	8,157,120
2,025,000	CA ABAG Finance Authority for NonProfit Corporations (Channing House)[1]	5.500	02/15/2029	2,047,316
65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)[1]	5.250	11/15/2031	51,382
4,000,000	CA ABAG Finance Authority for Nonprofit Corporations (The Jackson Lab)[1]	5.750	07/01/2037	4,027,000
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)[1]	5.950	01/01/2024	10,008
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	25,002
4,300,000	CA ABAG Finance Authority for NonProfit Corporations COP (Redwood Senior Homes & Services) [1]	6.125	11/15/2032	4,319,608
500,000	CA ABAG Finance Authority for NonProfit Corporations (Hamlin School)[1]	5.000	08/01/2037	440,815
23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000%		01/01/2023	$69,249
20,000	CA Bay Area Government Association[1]	4.125		09/01/2019	18,420
10,530,000	CA County Tobacco Securitization Agency[1]	5.000		06/01/2047	6,591,780
39,700,000	CA County Tobacco Securitization Agency	5.750	[3]	06/01/2057	478,385
16,570,000	CA County Tobacco Securitization Agency	5.820	[3]	06/01/2033	1,925,931
43,500,000	CA County Tobacco Securitization Agency	5.890	[3]	06/01/2046	1,531,200
45,600,000	CA County Tobacco Securitization Agency	6.125	[3]	06/01/2057	470,136
20,000,000	CA County Tobacco Securitization Agency	6.300	[3]	06/01/2055	250,600
82,110,000	CA County Tobacco Securitization Agency	6.423	[3]	06/01/2046	2,890,272
51,500,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2057	382,130
55,250,000	CA County Tobacco Securitization Agency	6.901	[3]	06/01/2057	409,955
71,700,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	898,401
347,900,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	3,179,806
173,750,000	CA County Tobacco Securitization Agency	7.553	[3]	06/01/2055	1,588,075
409,500,000	CA County Tobacco Securitization Agency	8.251	[3]	06/01/2055	3,742,830
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2036	3,602,450
28,225,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2041	19,956,204
28,270,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2046	19,906,038
19,815,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	14,767,525
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,776,131
11,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	7,445,270
6,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2046	3,937,860
4,375,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	4,074,919
9,125,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	7,351,830
1,250,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	969,938
10,545,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	8,641,733
3,825,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	3,111,714
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2043	40,275
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[3]	06/01/2046	2,958,719
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[3]	06/01/2046	1,986,502
9,975,000	CA Dept. of Veterans Affairs Home Purchase[2]	5.000		12/01/2027	9,637,476
10,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	10,042
4,405,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000		06/01/2035	3,788,873
300,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.750		06/01/2025	300,117
1,750,000	CA Educational Facilities Authority (Loyola Marymount University)[1]	5.125		10/01/2040	1,780,625
10,000	CA GO1	5.000		10/01/2023	10,029
24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$5,000	CA GO1	5.125%		02/01/2027	$5,031
20,000	CA GO1	5.125		03/01/2031	20,009
5,000	CA GO1	5.125		06/01/2031	5,003
35,000	CA GO1	5.250		06/01/2021	35,464
5,000	CA GO1	5.500		10/01/2022	5,035
15,000,000	CA GO1	6.000		03/01/2033	16,273,350
60,000	CA GO1	6.250		10/01/2019	60,522
200,000	CA GO1	6.250		10/01/2019	201,740
10,000,000	CA GO1	6.500		04/01/2033	11,268,800
88,410,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[4]	06/01/2037	53,663,986
85,520,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	55,216,804
4,380,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	3,119,699
205,940,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.902	[3]	06/01/2047	6,604,496
455,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)[1]	7.000		09/01/2021	433,115
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500		10/01/2039	14,999,375
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	5,248,600
80,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.350		08/15/2028	80,190
100,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	6.250		10/01/2028	114,194
10,000,000	CA HFA (Home Mtg.)[2]	5.050		02/01/2029	9,360,400
11,275,000	CA HFA (Home Mtg.)[2]	5.500		02/01/2042	11,560,119
7,000,000	CA HFA (Home Mtg.)[1]	5.550		08/01/2033	6,584,830
10,000,000	CA HFA (Home Mtg.)[2]	5.600		08/01/2038	9,525,600
22,330,000	CA HFA (Home Mtg.)[2]	5.950		08/01/2025	23,416,151
25,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	25,013
275,000	CA HFA (Multifamily Hsg.)[1]	5.950		08/01/2028	275,121
2,700,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2027	2,723,328
400,000	CA HFA (Multifamily Hsg.), Series A1	5.900		02/01/2028	400,164
95,000	CA HFA (Multifamily Hsg.), Series B1	5.500		08/01/2039	83,564
2,000,000	CA HFA, Series B1	5.000		02/01/2028	1,862,980
6,885,000	CA HFA, Series C1	5.750		08/01/2030	7,056,230
5,000,000	CA HFA, Series E1	5.000		02/01/2024	4,709,350
25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,500,000	CA HFA, Series J1	5.050%	08/01/2027	$2,258,900
5,565,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[2]	5.800	08/01/2043	5,547,118
30,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	5.800	08/01/2043	30,096
1,000,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	6.000	02/01/2049	1,048,120
1,085,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.000	07/15/2040	1,068,204
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2045	985,990
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)[1]	5.375	08/15/2040	35,775
6,430,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.000	12/01/2032	2,195,652
110,000	CA Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek)[1]	6.000	09/01/2033	99,108
20,000,000	CA M-S-R Energy Authority[1]	6.500	11/01/2039	21,973,200
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	70,621
10,000	CA Mobilehome Park Financing Authority (Palomar Estates East & West)[1]	5.100	09/15/2023	9,033
2,500,000	CA Municipal Finance Authority (Eisenhower Medical Center)[5]	5.750	07/01/2040	2,496,250
1,005,000	CA Municipal Finance Authority (King/Chavez)[1]	8.750	10/01/2039	1,170,946
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000	10/01/2039	1,481,430
1,500,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875	05/15/2029	1,573,815
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125	05/15/2039	1,038,420
1,005,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500	12/01/2024	801,206
85,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	85,327
915,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	918,523
5,000,000	CA Public Works[1]	6.000	03/01/2035	5,176,500
365,000	CA Public Works[1]	6.125	11/01/2029	389,791
7,750,000	CA Public Works[1]	6.375	11/01/2034	8,288,005
6,550,000	CA Public Works[1]	6.625	11/01/2034	7,152,535
735,000	CA Public Works (Dept. of Corrections)[1]	5.250	06/01/2028	737,844
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000	11/01/2031	860,220
14,825,000	CA Public Works (Regents University)[2]	5.000	04/01/2034	15,079,951
26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$125,000	CA Public Works (Trustees California State University)[1]	6.000%		04/01/2027	$131,719
13,650,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	14,120,516
11,165,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[2]	5.500		02/01/2043	11,781,371
3,850,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500		08/01/2047	2,175,481
480,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500		08/01/2047	241,114
13,850,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[2]	5.650		02/01/2049	14,427,269
34,000,000	CA Silicon Valley Tobacco Securitization Authority	5.621	[3]	06/01/2036	3,311,940
21,465,000	CA Silicon Valley Tobacco Securitization Authority	5.680	[3]	06/01/2041	1,241,321
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[3]	06/01/2047	566,036
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[3]	06/01/2056	1,876,050
100,000,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[3]	06/01/2056	823,000
95,000	CA Statewide CDA[1]	5.000		09/02/2018	86,754
135,000	CA Statewide CDA[1]	5.000		09/02/2019	120,829
235,000	CA Statewide CDA[1]	5.125		09/02/2020	207,841
2,855,000	CA Statewide CDA[1]	5.125		09/02/2025	2,324,084
8,070,000	CA Statewide CDA[1]	5.200		09/02/2036	5,935,324
100,000	CA Statewide CDA	6.527	[3]	09/01/2028	27,609
75,000	CA Statewide CDA[1]	6.625		09/01/2027	73,384
50,000	CA Statewide CDA[1]	6.750		09/01/2037	49,323
100,000	CA Statewide CDA	6.773	[3]	09/01/2034	17,336
15,000	CA Statewide CDA[1]	7.000		07/01/2022	15,008
3,000,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000		07/01/2040	3,015,570
5,170,000	CA Statewide CDA (Berkeley Montessori School)[1]	7.250		10/01/2033	5,209,654
790,000	CA Statewide CDA (Citrus Gardens Apartments)[1]	6.500		07/01/2032	708,685
1,345,000	CA Statewide CDA (Citrus Gardens Apartments)[1]	9.000		07/01/2032	1,191,710
1,350,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	1,429,367
50,000	CA Statewide CDA (Eastfield Ming Quong)	5.500		06/01/2012	50,150
750,000	CA Statewide CDA (Enloe Medical Center)[1]	6.250		08/15/2033	788,625
5,000,000	CA Statewide CDA (Fairfield Apartments)[6,7]	7.250		01/01/2035	2,000,050
60,000	CA Statewide CDA (GP Steinbeck)	5.492	[3]	03/20/2022	31,338
1,000,000	CA Statewide CDA (Huntington Park Charter School)[1]	5.250		07/01/2042	740,830
1,145,000	CA Statewide CDA (International School Peninsula)[1]	5.000		11/01/2025	951,094
1,000,000	CA Statewide CDA (International School Peninsula)[1]	5.000		11/01/2029	788,370
65,000	CA Statewide CDA (Lincoln Apartments)[1]	5.350		09/20/2036	65,664
2,750,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	2,691,920
27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$5,910,000	CA Statewide CDA (Marin Montessori School)[1]	7.000%		10/01/2033	$5,895,757
2,141,800	CA Statewide CDA (Microgy Holdings)[6]	9.000		12/01/2038	208,826
6,240,000	CA Statewide CDA (Mountain Shadows Community)[1]	5.000		07/01/2031	4,783,709
1,400,000	CA Statewide CDA (Napa Valley Hospice)[1]	7.000		01/01/2034	1,291,458
1,395,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.500		10/01/2023	1,341,237
4,635,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	4,297,896
30,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	25,193
1,350,000	CA Statewide CDA (Quail Ridge Apartments)[1]	6.500		07/01/2032	1,178,375
1,980,000	CA Statewide CDA (Quail Ridge Apartments)[1]	9.000		07/01/2032	1,661,161
425,000	CA Statewide CDA (Rio Bravo)[6]	6.300		12/01/2018	394,855
12,000,000	CA Statewide CDA (St. Josephs)[2]	5.750		07/01/2047	12,378,600
220,000	CA Statewide CDA (Stonehaven Student Hsg.)[1]	5.875		07/01/2032	194,918
15,000	CA Statewide CDA (Sutter Health Obligated Group)[1]	5.500		08/15/2034	15,106
9,500,000	CA Statewide CDA (Thomas Jefferson School of Law)[1]	7.250		10/01/2038	9,688,860
1,500,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)[1]	5.000		08/15/2047	1,245,840
60,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)[1]	5.250		08/15/2029	56,620
165,000	CA Statewide CDA COP (Internext Group)[1]	5.375		04/01/2030	152,991
270,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[3]	09/01/2022	114,704
9,690,000	CA Statewide CDA, Series A1	5.150		09/02/2037	7,040,173
5,980,000	CA Statewide CDA, Series B1	6.250		09/02/2037	5,345,582
45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375	[3]	06/01/2046	1,536,854
220,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[3]	06/01/2055	2,010,800
7,975,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	6,469,320
30,010,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	23,732,508
11,745,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	9,288,181
11,890,000	CA Valley Health System COP[6]	6.875		05/15/2023	8,800,978
35,000	CA Valley Health System, Series A	6.500		05/15/2025	25,907
1,360,000	CA Valley Sanitation District[1]	5.200		09/02/2030	1,106,795
100,000	CA Western Hills Water District Special Tax[1]	5.000		09/01/2014	82,583
25,000	CA Western Hills Water District Special Tax[1]	5.200		09/01/2019	16,875
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	5.700		09/01/2011	23,961
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000		09/01/2024	67,386
28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125%	09/01/2031	$2,645,712
300,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700	09/01/2020	222,807
90,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750	09/01/2022	64,606
3,695,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875	09/01/2031	2,396,318
10,000	CA William S. Hart Joint School Financing Authority[1]	5.600	09/01/2023	10,137
10,000	CA William S. Hart Union School District[1]	6.000	09/01/2033	9,804
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[1]	5.500	09/01/2036	880,525
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[1]	5.550	09/01/2036	818,795
25,000	Campbell, CA (Civic Center) COP[1]	5.125	10/01/2019	25,088
75,000	Campbell, CA (Civic Center) COP[1]	5.250	10/01/2028	75,181
25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500	09/02/2028	22,411
845,000	Carlsbad, CA Special Tax[1]	6.150	09/01/2038	784,464
100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	107,265
1,500,000	Carson, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2036	1,687,800
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	4,532,685
2,190,000	Chino, CA Community Facilities District Special Tax[1]	5.150	09/01/2036	1,740,152
45,000	Chino, CA Community Facilities District Special Tax[1]	5.950	09/01/2033	41,756
50,000	Chino, CA Community Facilities District Special Tax No. 101	6.850	09/01/2020	50,545
1,000,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2023	750,630
1,625,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2027	1,140,945
2,175,000	Chowchilla, CA Community Facilities Sales Tax District[1]	5.000	09/01/2037	1,639,254
1,510,000	Chowchilla, CA Redevel. Agency[1]	5.000	08/01/2037	1,277,415
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,216,220
11,360,000	Citrus, CA Community College District[2]	5.500	06/01/2031	12,222,906
6,065,000	Coalinga, CA Regional Medical Center COP[1]	5.850	09/01/2043	5,700,615
1,890,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	1,903,892
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	3,862,151
5,000,000	Compton, CA Community Redevel. Tax Allocation[1]	6.000	08/01/2042	5,007,450
10,000,000	Compton, CA Water[1]	6.000	08/01/2039	10,474,200
29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$5,000	Contra Costa County, CA Public Financing Authority Tax Allocation[1]	5.850%	08/01/2033	$4,853
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	5,382,957
1,000,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	752,660
1,975,000	Corona-Norco, CA Unified School District[1]	6.000	09/01/2037	1,717,223
990,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Francsican)[1]	6.500	12/15/2047	872,962
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2039	4,101,411
35,000	Dixon, CA Sewer System COP[1]	5.750	09/01/2021	35,060
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2030	170,998
340,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2037	279,106
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.100	09/01/2037	166,738
3,740,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.250	09/01/2035	2,909,309
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Barrington Heights)[1]	5.125	09/01/2035	42,142
1,500,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625	09/01/2034	1,282,275
425,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2003-25[1]	5.000	09/01/2036	349,979
20,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2004-26[1]	5.000	09/01/2025	17,977
525,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.200	09/01/2036	445,562
2,000,000	El Dorado County, CA Special Tax[1]	5.250	09/01/2035	1,555,780
25,000	Etiwanda, CA School District Special Tax[1]	5.400	09/01/2035	22,101
10,300,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2[1]	6.000	09/01/2037	9,101,286
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[1]	6.875	09/01/2038	972,690
100,000	Fillmore, CA Public Financing (Central City Redevel.)[1]	5.500	06/01/2031	87,325
5,050,000	Folsom, CA Special Tax Community Facilities District No. 31[1]	5.000	09/01/2036	3,946,525
10,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	9,472
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	9,999
20,000	Fremont, CA Community Facilities District (Pacific Commons)[1]	6.250	09/01/2026	19,898
30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$45,000	Garden Grove, CA Hsg. Authority (Multifamily Hsg.)[1]	6.700%	07/01/2024	$45,108
10,000	Garden Grove, CA Hsg. Authority (Stuart Drive-Rose Garden)[1]	6.700	01/01/2025	9,999
5,145,000	Grossmont, CA Union High School District[2]	5.500	08/01/2030	5,587,160
4,895,000	Grossmont, CA Union High School District[2]	5.500	08/01/2031	5,288,323
1,675,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	7.200	10/01/2025	1,692,437
1,180,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	7.200	10/01/2025	1,192,284
1,165,000	Heber, CA Public Utilities District (Heber Meadows)[1]	5.300	09/01/2035	928,202
1,020,000	Hemet, CA Unified School District[1]	5.100	09/01/2030	828,628
785,000	Hemet, CA Unified School District[1]	5.125	09/01/2036	654,478
1,285,000	Hemet, CA Unified School District[1]	5.125	09/01/2037	1,000,527
1,505,000	Hemet, CA Unified School District[1]	5.250	09/01/2035	1,283,524
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.375	09/01/2026	1,012,866
2,835,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750	09/01/2039	2,434,273
60,000	Hemet, CA Unified School District Community Facilities District Special Tax[1]	5.625	09/01/2035	54,331
30,000	Hesperia, CA Improvement Bond Act 1915[1]	8.500	09/02/2024	30,913
1,365,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	1,252,183
3,370,000	Hesperia, CA Public Financing Authority, Tranche B1	6.250	09/01/2035	3,091,470
3,350,000	Hesperia, CA Public Financing Authority, Tranche C1	6.250	09/01/2035	3,073,123
1,070,000	Hesperia, CA Unified School District[1]	5.000	09/01/2030	847,782
1,710,000	Hesperia, CA Unified School District[1]	5.000	09/01/2037	1,288,793
50,000	Hesperia, CA Unified School District[1]	5.200	09/01/2035	39,232
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900	09/01/2037	967,996
870,000	Imperial County, CA Special Tax[1]	5.000	09/01/2026	719,690
1,070,000	Imperial County, CA Special Tax[1]	5.000	09/01/2037	806,438
3,385,000	Imperial County, CA Special Tax[1]	5.000	09/01/2037	2,551,207
2,215,000	Indio, CA Community Facilities District Special Tax[1]	5.250	09/01/2027	1,779,243
1,000,000	Indio, CA Community Facilities District Special Tax[1]	5.250	09/01/2036	854,990
4,095,000	Indio, CA Community Facilities District Special Tax[1]	5.250	09/01/2036	3,035,091
285,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000	09/01/2020	249,489
300,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000	09/01/2021	256,941
625,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.050	09/01/2026	497,131
31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,805,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.125%		09/01/2036	$2,039,179
40,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375		12/01/2026	40,076
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2002-2[1]	6.125		09/02/2027	23,428
1,995,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03[1]	6.125		09/02/2029	1,824,268
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)[1]	5.875		09/02/2029	22,205
2,820,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2004-03[1]	5.500		09/02/2030	2,343,392
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[3]	06/01/2057	1,104,808
3,235,000	Ione, CA Special Tax Community Facilities District 2005-2-A1	6.000		09/01/2036	2,654,123
10,000	Irvine, CA Improvement Bond Act 1915[1]	5.625		09/02/2024	10,116
1,000,000	Irvine, CA Unified School District Special Tax Community Facilities District[1]	6.700		09/01/2035	1,033,220
30,000	Jurupa, CA Community Services District Special Tax[1]	5.000		09/01/2036	24,704
2,500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 24[1]	6.625		09/01/2038	2,531,750
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 38[1]	6.375		09/01/2040	501,835
2,575,000	Jurupa, CA Public Financing Authority[5]	6.125		09/01/2040	2,552,083
1,140,000	Jurupa, CA Public Financing Authority[5]	6.125		09/01/2040	1,129,900
50,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	6.750		09/01/2016	50,067
25,000	Kingsburg, CA Public Financing Authority[1]	8.000		09/15/2021	25,035
5,000,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	5.600		02/15/2033	4,231,800
2,000,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	6.625		02/15/2025	2,008,440
720,000	Lake Berryessa, CA Resort Improvement District[1]	5.250		09/02/2017	602,654
1,440,000	Lake Berryessa, CA Resort Improvement District[1]	5.500		09/02/2027	1,053,144
2,410,000	Lake Berryessa, CA Resort Improvement District[1]	5.550		09/02/2037	1,611,447
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)[1]	5.400		09/01/2036	1,711,728
2,575,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2036	2,099,449
920,000	Lake Elsinore, CA Special Tax[1]	5.200		09/01/2026	806,702
2,800,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2037	2,251,312
1,150,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	966,909
1,210,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	1,017,356
2,000,000	Lake Elsinore, CA Special Tax[1]	5.450		09/01/2036	1,665,020
32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,170,000	Lake Elsinore, CA Unified School District[1]	5.000%	09/01/2037	$887,492
3,430,000	Lake Elsinore, CA Unified School District[1]	5.350	09/01/2035	2,186,728
1,220,000	Lake Elsinore, CA Unified School District[1]	5.350	09/01/2035	1,004,341
1,435,000	Lake Elsinore, CA Unified School District[1]	5.400	09/01/2035	1,228,604
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7[1]	6.250	09/01/2040	1,287,253
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6[1]	5.900	09/01/2037	983,092
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2034	1,871,619
1,010,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2039	1,131,937
20,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.600	06/01/2018	20,343
10,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	10,163
800,000	Lathrop, CA Financing Authority (Water Supply)[1]	6.000	06/01/2035	791,776
3,430,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	5.100	09/02/2035	2,523,554
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2022	46,813
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	17,917
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2033	52,123
4,430,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000	09/01/2033	4,446,480
475,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.000	09/01/2015	189,525
445,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.000	09/01/2016	177,555
670,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.125	09/01/2017	267,330
800,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.125	09/01/2018	319,200
1,015,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.200	09/01/2019	404,985
505,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.250	09/01/2021	201,495
5,680,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.300	09/01/2026	2,266,320
32,305,000	Lathrop, CA Special Tax Community Facilities District No. 06-1	5.375	09/01/2036	12,889,695
635,000	Lincoln, CA Special Tax[1]	5.000	09/01/2026	508,800
1,315,000	Lincoln, CA Special Tax[1]	5.000	09/01/2036	946,629
33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,950,000	Little Lake, CA City School District[1]	5.250%	07/01/2030	$1,991,652
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000	08/01/2025	146,901
12,000,000	Long Beach, CA Bond Finance Authority Natural Gas[2]	5.500	11/15/2037	11,564,136
15,000,000	Los Angeles, CA Community College District[2]	5.000	08/01/2033	15,418,200
10,000,000	Los Angeles, CA Community College District[5,6,7]	5.250	08/01/2039	10,532,800
10,000,000	Los Angeles, CA Community College District[2]	6.000	08/01/2033	11,305,800
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500	09/01/2039	2,116,168
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.000	12/01/2026	1,372,203
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.250	05/15/2024	15,003,065
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2026	10,538,369
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2027	11,554,808
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2028	10,557,351
3,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2034	3,257,670
12,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2038	12,995,280
16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250	08/01/2034	17,221,439
1,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000	06/01/2029	1,023,290
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375	06/01/2039	514,390
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000	12/01/2020	1,030,995
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000	12/01/2027	705,914
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000	09/01/2039	4,404,080
20,000	Los Banos, CA COP	6.000	12/01/2019	20,002
1,605,000	Los Banos, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2036	1,383,317
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	85,009
925,000	Madera, CA Special Tax[1]	5.000	09/01/2036	659,340
10,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 89[1]	5.400	09/01/2023	8,944
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150	07/01/2035	1,071,606
100,000	Menifee, CA Union School District Special Tax[1]	5.000	09/01/2022	84,223
915,000	Menifee, CA Union School District Special Tax[1]	5.200	09/01/2030	705,328
400,000	Menifee, CA Union School District Special Tax[1]	5.200	09/01/2035	345,320
500,000	Menifee, CA Union School District Special Tax[1]	5.250	09/01/2035	372,720
1,010,000	Menifee, CA Union School District Special Tax[1]	5.250	09/01/2036	804,455
34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,930,000	Merced, CA Special Tax[1]	5.000%		09/01/2036	$1,860,843
500,000	Merced, CA Special Tax[1]	5.100		09/01/2035	324,745
3,015,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	2,312,173
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	8.100		03/01/2027	3,413,370
1,250,000	Moreno Valley, CA Special Tax Community Facilities District No. 5[1]	5.000		09/01/2037	942,100
25,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.100		09/01/2028	21,073
1,475,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.150		09/01/2035	1,247,762
680,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.200		09/01/2036	530,794
2,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	1,507,360
750,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	565,260
10,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300		09/01/2031	9,816
240,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)[1]	5.125		09/01/2035	206,554
25,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.375		09/01/2029	23,184
35,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.250		09/01/2037	27,605
370,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.375		09/01/2026	322,810
1,355,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.450		09/01/2038	1,099,162
25,000	Murrieta, CA Water Public Financing Authority[1]	6.600		10/01/2016	25,063
2,000,000	Norco, CA Redevel. Agency Tax Allocation[1]	6.000		03/01/2036	2,012,900
1,040,000	Northern CA Gas Authority[1]	0.957	[8]	07/01/2017	845,624
23,675,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500		06/01/2045	16,252,651
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[3]	06/01/2045	4,602,049
45,000	Northern, CA Inyo County Local Hospital District[1]	5.300		12/01/2028	36,288
2,000,000	Northern, CA Inyo County Local Hospital District[1]	6.375		12/01/2025	2,056,940
1,000,000	Oak Valley, CA Hospital District[1]	7.000		11/01/2035	1,027,070
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100		06/01/2027	9,351
1,000,000	Oakland, CA GO1	6.000		01/15/2034	1,075,040
250,000	Oakland, CA GO1	6.250		01/15/2039	272,143
1,000,000	Oakland, CA Unified School District[1]	6.125		08/01/2029	1,062,870
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2022	287,038
35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$250,000	Oakland, CA Unified School District[1]	6.500%		08/01/2023	$284,358
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2024	281,065
900,000	Oakley, CA Public Finance Authority[1]	5.200		09/02/2026	789,156
4,410,000	Oakley, CA Public Finance Authority[1]	5.250		09/02/2036	3,468,465
3,225,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)[1]	7.625		09/01/2038	3,004,571
15,000,000	Orange County, CA Sanitation District COP[2]	5.000		02/01/2035	15,867,150
4,000,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[5]	6.000		10/01/2040	3,988,520
1,555,000	Palm Desert, CA Financing Authority	5.000	[3]	08/01/2014	1,351,653
440,000	Palm Desert, CA Financing Authority	5.050	[3]	08/01/2015	361,482
390,000	Palm Desert, CA Financing Authority	5.100	[3]	08/01/2016	301,802
230,000	Palm Desert, CA Financing Authority	5.650	[3]	04/01/2018	155,933
1,020,000	Palm Desert, CA Financing Authority	5.650	[3]	08/01/2018	678,759
265,000	Palm Desert, CA Financing Authority	5.750	[3]	04/01/2019	166,688
1,165,000	Palm Desert, CA Financing Authority	5.750	[3]	08/01/2019	718,875
305,000	Palm Desert, CA Financing Authority	5.850	[3]	04/01/2020	176,952
1,310,000	Palm Desert, CA Financing Authority	5.850	[3]	08/01/2020	745,390
340,000	Palm Desert, CA Financing Authority	5.950	[3]	04/01/2021	183,291
1,450,000	Palm Desert, CA Financing Authority	5.950	[3]	08/01/2021	766,905
380,000	Palm Desert, CA Financing Authority	6.000	[3]	04/01/2022	189,441
1,605,000	Palm Desert, CA Financing Authority	6.000	[3]	08/01/2022	783,738
395,000	Palm Desert, CA Financing Authority	6.010	[3]	04/01/2023	182,573
1,755,000	Palm Desert, CA Financing Authority	6.010	[3]	08/01/2023	794,173
410,000	Palm Desert, CA Financing Authority	6.020	[3]	04/01/2024	172,110
1,910,000	Palm Desert, CA Financing Authority	6.020	[3]	08/01/2024	784,552
430,000	Palm Desert, CA Financing Authority	6.030	[3]	04/01/2025	166,819
2,070,000	Palm Desert, CA Financing Authority	6.030	[3]	08/01/2025	785,979
445,000	Palm Desert, CA Financing Authority	6.040	[3]	04/01/2026	158,927
2,235,000	Palm Desert, CA Financing Authority	6.040	[3]	08/01/2026	780,931
465,000	Palm Desert, CA Financing Authority	6.050	[3]	04/01/2027	154,013
1,400,000	Palm Desert, CA Financing Authority	6.050	[3]	08/01/2027	453,558
480,000	Palm Desert, CA Financing Authority	6.060	[3]	04/01/2028	147,264
1,415,000	Palm Desert, CA Financing Authority	6.060	[3]	08/01/2028	424,557
500,000	Palm Desert, CA Financing Authority	6.070	[3]	04/01/2029	143,220
1,370,000	Palm Desert, CA Financing Authority	6.070	[3]	08/01/2029	383,764
520,000	Palm Desert, CA Financing Authority	6.080	[3]	04/01/2030	127,884
1,430,000	Palm Desert, CA Financing Authority	6.080	[3]	08/01/2030	343,429
540,000	Palm Desert, CA Financing Authority	6.090	[3]	04/01/2031	122,434
1,495,000	Palm Desert, CA Financing Authority	6.090	[3]	08/01/2031	330,948
36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$560,000	Palm Desert, CA Financing Authority	6.100%[3]		04/01/2032	$116,945
1,560,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2032	318,022
580,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2033	111,940
1,625,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2033	306,134
590,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2034	105,415
1,705,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2034	297,335
2,075,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2035	333,245
5,000,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	3,482,450
3,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[1]	5.150		09/01/2027	2,456,850
9,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[1]	5.200		09/01/2037	6,841,530
2,335,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.250		09/01/2026	1,959,976
2,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.450		09/01/2032	1,626,240
3,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.500		09/01/2036	2,400,420
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450		07/01/2020	111,134
490,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550		07/01/2028	437,972
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400		07/01/2023	235,483
505,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500		07/01/2027	469,998
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[1]	5.250		01/01/2022	85,065
10,000	Palm Springs, CA Improvement Bond Act 1915[1]	5.550		09/02/2023	9,332
1,355,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400		09/01/2035	1,145,503
6,460,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125		09/01/2037	5,842,166
5,525,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250		09/01/2035	5,129,963
500,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700		08/01/2018	500,995
20,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.750		09/02/2022	20,410
1,365,000	Perris, CA Community Facilities District Special Tax[1]	5.300		09/01/2035	1,101,159
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)[1]	6.000		09/01/2034	1,827,583
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)[1]	6.250		09/01/2033	2,394,000
2,110,000	Perris, CA Community Facilities District Special Tax (Harmony Grove)[1]	5.300		09/01/2035	1,702,158
37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$10,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.100%		09/01/2030	$8,124
120,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.150		09/01/2035	94,631
1,290,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000		09/01/2037	984,863
1,270,000	Perris, CA Community Facilities District Special Tax, Series A1	5.750		09/01/2035	1,103,617
3,540,000	Perris, CA Community Facilities District Special Tax, Series B1	6.000		09/01/2034	3,194,885
140,000	Perris, CA Public Financing Authority[1]	5.000		09/01/2017	132,007
85,000	Perris, CA Public Financing Authority[1]	5.100		09/01/2018	79,068
2,000,000	Perris, CA Public Financing Authority[1]	5.350		10/01/2036	1,670,360
10,000	Perris, CA Public Financing Authority, Series A1	6.000		09/01/2023	9,735
80,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	74,262
1,815,000	Perris, CA Public Financing Authority, Series A1	6.250		09/01/2033	1,717,553
2,080,000	Perris, CA Public Financing Authority, Series A1	6.600		09/01/2038	1,966,037
2,035,000	Perris, CA Public Financing Authority, Series C1	6.200		09/01/2038	1,824,540
860,000	Perris, CA Public Financing Authority, Series D1	5.500		09/01/2024	751,855
10,650,000	Perris, CA Public Financing Authority, Series D1	5.800		09/01/2038	8,785,611
2,000,000	Pico Rivera, CA Public Financing Authority[1]	5.750		09/01/2039	2,075,080
25,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	6.000		09/01/2032	22,492
500,000	Pomona, CA Public Financing Authority (Water Facilities)[1]	5.000		05/01/2047	492,760
50,000	Pomona, CA Unified School District[1]	6.150		08/01/2030	55,579
20,500,000	Port of Oakland, CA2	5.000		11/01/2032	20,742,096
5,000,000	Port of Oakland, CA1	5.375		11/01/2027	5,008,500
2,500,000	Port of Oakland, CA1	5.750		11/01/2029	2,500,200
8,000,000	Port of Oakland, CA1	5.875		11/01/2030	8,001,440
125,000	Porterville, CA (Sewer Systems) COP[1]	5.400		10/01/2016	125,201
5,000,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14[1]	5.250		09/01/2036	4,111,550
3,000,000	Ramona, CA Unified School District COP[1]	0.000	[4]	05/01/2032	2,506,770
25,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[1]	6.000		09/01/2033	23,772
20,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[1]	6.100		09/01/2037	19,083
600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[1]	5.000		09/01/2027	491,808
1,260,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[1]	5.000		09/01/2037	949,637
38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$13,550,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)[1]	5.375%	09/01/2036	$10,871,572
570,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.000	09/01/2027	467,218
1,120,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.000	09/01/2037	844,122
2,600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.375	09/01/2036	2,086,058
20,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600	09/01/2023	20,008
10,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[1]	7.000	09/02/2012	9,779
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2026	436,595
1,470,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350	09/01/2036	1,235,961
25,000	Richgrove, CA School District[1]	6.375	07/01/2018	25,050
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750	08/01/2029	2,139,080
2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000	12/15/2026	2,367,054
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000	12/15/2033	979,660
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[1]	6.250	06/30/2037	2,501,650
4,000,000	Rio Vista, CA Community Facilities District Special Tax No. 1[1]	5.125	09/01/2036	3,166,280
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1[1]	5.850	09/01/2035	2,569,590
15,260,000	River Islands, CA Public Financing Authority[1]	5.200	09/01/2037	11,133,543
100,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	88,124
25,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2035	20,885
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[1]	5.000	08/01/2032	590,247
6,585,000	Riverside County, CA Community Facilities District (Scott Road)[1]	7.250	09/01/2038	6,620,493
25,000	Riverside County, CA Community Facilities District Special Tax[1]	5.600	09/01/2019	24,201
2,000,000	Riverside County, CA Redevel. Agency Tax Allocation[1]	6.000	10/01/2039	2,034,820
1,725,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500	03/01/2040	1,749,426
1,500,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)[1]	5.200	09/02/2036	1,216,410
190,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	190,745
39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300%	09/01/2034	$826,890
25,000	Riverside, CA Unified School District[1]	5.500	09/01/2032	22,330
1,385,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 12[1]	8.500	09/01/2038	1,443,655
355,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[1]	6.500	09/01/2029	360,811
1,070,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[1]	6.750	09/01/2029	1,093,208
25,000	Romoland, CA School District Special Tax[1]	5.250	09/01/2035	19,210
2,000,000	Romoland, CA School District Special Tax[1]	5.375	09/01/2038	1,514,200
1,115,000	Roseville, CA Special Tax (Diamond Creek)[1]	5.000	09/01/2026	635,282
4,850,000	Roseville, CA Special Tax (Diamond Creek)[1]	5.000	09/01/2037	2,353,657
3,445,000	Roseville, CA Special Tax (Stone Point)[1]	5.250	09/01/2036	1,937,468
65,000	Sacramento, CA Health Facility (Center for Aids Research Education & Services)[1]	5.300	01/01/2024	65,017
15,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.000	09/01/2033	14,925
1,515,000	San Bernardino County, CA Redevel. Agency Tax Allocation (San Sevaine Redevel.)[1]	5.000	09/01/2025	1,439,432
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625	04/01/2026	1,872,219
1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2027	1,084,981
3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2037	2,281,548
1,225,000	San Diego County, CA COP	5.700	02/01/2028	886,471
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750	12/01/2032	5,436,275
20,000	San Diego, CA Improvement Bond Act 1915[1]	6.200	09/02/2033	18,372
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[2]	5.375	02/01/2036	10,648,900
65,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2030	62,702
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	15,003
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500	08/01/2039	2,165,600
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625	08/01/2039	1,606,905
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	5.750	08/01/2039	1,017,560
40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500%	08/01/2032	$539,915
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625	08/01/2039	587,434
1,090,000	San Gorgonio, CA Memorial Health Care District[1]	6.750	08/01/2022	1,239,286
1,040,000	San Gorgonio, CA Memorial Health Care District[1]	6.750	08/01/2023	1,174,306
6,500,000	San Gorgonio, CA Memorial Healthcare[1]	7.100	08/01/2033	7,185,100
6,490,000	San Jacinto, CA Financing Authority, Tranche A1	6.600	09/01/2033	5,000,740
6,345,000	San Jacinto, CA Financing Authority, Tranche B1	6.600	09/01/2033	4,889,013
6,530,000	San Jacinto, CA Financing Authority, Tranche C1	6.600	09/01/2033	5,021,309
500,000	San Jacinto, CA Unified School District Special Tax[1]	5.100	09/01/2036	305,430
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875	09/02/2023	34,295
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200	01/01/2041	2,977,506
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600	09/01/2027	25,129
3,000,000	San Marcos, CA School Financing Authority[2]	5.000	08/15/2035	3,012,870
7,815,000	San Marcos, CA School Financing Authority[2]	5.000	08/15/2040	7,823,798
550,000	Santa Ana, CA Unified School District Special Tax[1]	5.100	09/01/2035	427,790
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850	08/01/2031	995,210
1,960,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	1,960,451
50,000	Santa Clarita, CA Community Facilities District Special Tax[1]	5.850	11/15/2032	45,164
6,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	7.000	09/01/2036	7,146,093
5,560,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	6,477,178
1,680,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	1,957,133
2,525,000	Saugus/Hart, CA School Facilities Financing Authority[1]	5.375	09/01/2030	2,495,862
10,000	Seaside, CA Redevel. Agency Tax Allocation[1]	5.375	08/01/2033	9,574
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.400	11/01/2026	944,245
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.450	11/01/2036	2,705,886
345,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	344,969
5,000	Sonoma County, CA Community Redevel. Agency (Roseland)[1]	7.900	08/01/2013	5,136
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000	09/01/2036	2,092,480
125,000	Southern CA Public Power Authority[1]	5.000	11/01/2033	116,921
470,000	Southern CA Public Power Authority[1]	5.250	11/01/2022	482,887
41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$50,000	Southern CA Public Power Authority[1]	5.250%		11/01/2023	$51,383
100,000	Southern CA Public Power Authority[1]	5.250		11/01/2026	101,359
205,000	Southern CA Public Power Authority Natural Gas[1]	5.000		11/01/2028	198,661
165,000	Southern CA Public Power Authority Natural Gas[1]	5.000		11/01/2029	158,385
2,255,000	Southern CA Public Power Authority Natural Gas[1]	5.250		11/01/2027	2,268,823
9,000,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	5,778,000
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	2,682,946
25,940,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	19,029,584
15,000	Spreckels, CA Union School District[1]	6.125		08/01/2018	15,075
1,935,000	Stockton, CA Community Facilities District[1]	6.125		09/01/2031	1,718,590
2,930,000	Stockton, CA Community Facilities District[1]	6.250		09/01/2037	2,581,213
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[1]	5.875		09/01/2037	1,815,680
1,350,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2023	1,167,899
2,930,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2034	2,269,666
6,000,000	Stockton, CA Public Financing Authority, Series A1	5.250		07/01/2037	4,499,880
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)[1]	5.200		10/01/2028	9,781
15,000	Sulphur Springs, CA Unified School District Community Facilities District No. 2002-1-A1	6.000		09/01/2033	13,435
13,325,000	Sunnyvale, CA Wastewater[2]	5.250		04/01/2040	14,197,509
12,655,000	Sunnyvale, CA Wastewater[2]	5.250		04/01/2040	13,483,639
70,000	Susanville, CA Public Financing Authority[1]	7.750		09/01/2017	70,260
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)[1]	5.100		09/01/2036	15,374
990,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.900		09/01/2013	862,171
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.000		09/01/2014	137,615
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.050		09/01/2015	592,829
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.100		09/01/2016	620,591
8,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	4,704,080
13,790,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	7,152,597
1,025,000	Tracy, CA Community Facilities District[1]	5.700		09/01/2026	900,739
3,105,000	Tracy, CA Community Facilities District[1]	5.750		09/01/2036	2,559,483
42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$4,560,000	Trinity County, CA COP	8.500%		01/15/2026	$4,125,979
50,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100		09/01/2033	43,050
500,000	Tulare, CA Health Care District[1]	6.500		08/01/2026	561,700
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000		10/15/2017	634,883
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000		10/15/2022	2,436,206
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125		10/15/2027	274,457
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125		10/15/2037	2,105,500
60,000	Turlock, CA Public Financing Authority[1]	5.450		09/01/2024	60,273
35,000	Union City, CA Special Tax Community Facilities District No. 1997-1[1]	5.800		09/01/2028	31,521
15,000,000	University of California (Regents Medical Center)[1]	1.082	[8]	05/15/2047	8,233,950
100,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900		09/01/2024	99,616
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	6.000		09/01/2024	56,832
95,000	Vacaville, CA Public Financing Authority[1]	5.400		09/01/2022	95,055
50,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000		09/01/2033	44,784
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.150		12/01/2031	1,276,415
8,350,000	Victor Valley, CA Union High School District[1]	5.000		08/01/2034	8,637,491
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)[1]	5.000		09/01/2024	50,163
1,000,000	West Fresno, CA Elementary School District[1]	6.600		05/01/2035	1,129,630
50,000	West Kern, CA Water District[1]	4.500		06/01/2025	47,300
145,000	West Patterson, CA Financing Authority Special Tax[1]	6.100		09/01/2032	119,348
700,000	Westside, CA Union School District[1]	5.000		09/01/2026	579,061
3,860,000	Westside, CA Union School District[1]	5.000		09/01/2036	2,921,518
4,200,000	Westside, CA Union School District[1]	5.250		09/01/2036	3,303,342
10,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000		09/01/2028	9,213
3,550,000	Yuba City, CA Redevel. Agency[1]	5.250		09/01/2039	3,048,385
15,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)[1]	6.000		05/01/2030	15,024

					1,622,532,609
43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions–7.4%
$3,035,000	Northern Mariana Islands Ports Authority, Series A1	5.500%		03/15/2031	$2,596,109
1,695,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,237,553
3,700,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[4]	07/01/2024	3,819,140
1,900,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	1,989,395
1,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2021	1,067,680
23,500,000	Puerto Rico Highway & Transportation Authority, Series N1	0.887	[8]	07/01/2045	13,201,125
900,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	851,769
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	6,103,743
40,340,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	33,227,251
25,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	21,155
4,825,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	5,404,290
4,700,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	5,224,050
5,920,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	6,362,698
27,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	27,593,190

					108,699,148

Total Investments, at Value (Cost $2,017,526,817)–117.8%					1,731,231,757
Liabilities in Excess of Other Assets–(17.8)					(261,943,054)

Net Assets–100.0%					$1,469,288,703

Footnotes to Statement of Investments

*	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	When-issued security or delayed delivery to be delivered and settled after July 30, 2010. See Note 1 of accompanying Notes.

6.	Issue is in default. See Note 1 of accompanying Notes.

7.	Non-income producing security.

8.	Represents the current interest rate for a variable or increasing rate security.
44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1–unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

2)	Level 2–inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3–significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset)
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,622,532,609	$—	$1,622,532,609
U.S. Possessions	—	108,699,148	—	108,699,148

Total Assets	$—	$1,731,231,757	$—	$1,731,231,757

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Reddings
OCEAA	Orange County Educational Arts Academy
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 30, 20101

Assets
Investments, at value (cost $2,017,526,817)—see accompanying statement of investments	$1,731,231,757
Cash	627,060
Receivables and other assets:
Interest	31,772,794
Investments sold	10,133,123
Shares of beneficial interest sold	4,875,861
Other	273,438

Total assets	1,778,914,033

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	268,843,000
Investments purchased (including $20,518,821 purchased on a when-issued or delayed delivery basis)	26,892,785
Payable on borrowings (See Note 5)	8,400,000
Shares of beneficial interest redeemed	3,521,852
Dividends	1,207,052
Distribution and service plan fees	284,868
Trustees’ compensation	236,853
Transfer and shareholder servicing agent fees	50,679
Shareholder communications	48,320
Interest expense on borrowings	4,092
Other	135,829

Total liabilities	309,625,330

Net Assets	$1,469,288,703

Composition of Net Assets
Par value of shares of beneficial interest	$184,248
Additional paid-in capital	2,144,899,531
Accumulated net investment income	4,975,693
Accumulated net realized loss on investments	(394,475,709)
Net unrealized depreciation on investments	(286,295,060)

Net Assets	$1,469,288,703

46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,130,391,441 and 141,674,738 shares of beneficial interest outstanding)	$7.98
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$8.38
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,850,362 and 3,111,292 shares of beneficial interest outstanding)	$7.99
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $314,046,900 and 39,461,970 shares of beneficial interest outstanding)	$7.96

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended July 30, 20101

Investment Income
Interest	$120,519,696
Other income	1,457

Total investment income	120,521,153

Expenses
Management fees	6,306,995
Distribution and service plan fees:
Class A	2,627,555
Class B	252,296
Class C	3,009,429
Transfer and shareholder servicing agent fees:
Class A	377,797
Class B	29,634
Class C	155,923
Shareholder communications:
Class A	68,654
Class B	4,693
Class C	23,781
Borrowing fees	3,370,180
Interest expense and fees on short-term floating rate notes issued (See Note 1)	3,113,606
Interest expense on borrowings	95,502
Trustees’ compensation	31,897
Custodian fees and expenses	10,633
Other	210,487

Total expenses	19,689,062
Less waivers and reimbursements of expenses	(69,190)

Net expenses	19,619,872

Net Investment Income	100,901,281

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(68,482,045)
Net change in unrealized appreciation/depreciation on investments	291,701,611

Net Increase in Net Assets Resulting from Operations	$324,120,847

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2010[1]	2009

Operations
Net investment income	$100,901,281	$95,444,388
Net realized loss	(68,482,045)	(223,070,800)
Net change in unrealized appreciation/depreciation	291,701,611	(214,956,154)

Net increase (decrease) in net assets resulting from operations	324,120,847	(342,582,566)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(78,141,922)	(74,437,079)
Class B	(1,612,309)	(1,851,664)
Class C	(19,515,349)	(17,973,354)

	(99,269,580)	(94,262,097)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	74,012,049	(119,320,364)
Class B	(1,887,362)	(7,662,498)
Class C	24,526,102	(15,936,988)

	96,650,789	(142,919,850)

Net Assets
Total increase (decrease)	321,502,056	(579,764,513)
Beginning of period	1,147,786,647	1,727,551,160

End of period (including accumulated net investment income of $4,975,693 and $3,183,984, respectively)	$1,469,288,703	$1,147,786,647

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended July 30, 20101

Cash Flows from Operating Activities
Net increase in net assets from operations	$324,120,847
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(456,642,711)
Proceeds from disposition of investment securities	311,721,225
Short-term investment securities, net	135,144,029
Premium amortization	786,910
Discount accretion	(21,687,594)
Net realized loss on investments	68,482,045
Net change in unrealized appreciation/depreciation on investments	(291,701,611)
Change in assets:
Decrease in other assets	1,404,643
Increase in interest receivable	(1,971,076)
Increase in receivable for securities sold	(8,748,122)
Change in liabilities:
Increase in payable for securities purchased	15,950,524
Decrease in other liabilities	(186,231)

Net cash provided by operating activities	76,672,878

Cash Flows from Financing Activities
Proceeds from bank borrowings	404,400,000
Payments on bank borrowings	(508,500,000)
Proceeds from short-term floating rate notes issued	28,918,000
Proceeds from shares sold	364,327,900
Payments on shares redeemed	(323,845,053)
Cash distributions paid	(42,255,524)

Net cash used in financing activities	(76,954,677)
Net decrease in cash	(281,799)
Cash, beginning balance	908,859

Cash, ending balance	$627,060

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $56,650,978.
Cash paid for interest on bank borrowings–$157,683.
Cash paid for interest on short-term floating rate notes issued–$3,113,606.

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.70	$9.02	$11.43	$11.44	$11.52

Income (loss) from investment operations:
Net investment income[2]	.57	.56	.57	.53	.55
Net realized and unrealized gain (loss)	1.27	(2.32)	(2.43)	—	(.02)

Total from investment operations	1.84	(1.76)	(1.86)	.53	.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.56)	(.56)	(.55)	(.54)	(.61)

Net asset value, end of period	$7.98	$6.70	$9.02	$11.43	$11.44

Total Return, at Net Asset Value[3]	27.95%	(19.14)%	(16.60)%	4.67%	4.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,130,392	$883,104	$1,344,257	$1,907,202	$1,213,319

Average net assets (in thousands)	$1,082,612	$918,284	$1,584,343	$1,603,883	$901,717

Ratios to average net assets:[4]
Net investment income	7.34%	8.21%	5.69%	4.56%	4.85%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.75%	0.79%	0.70%	0.71%	0.76%
Interest and fees from borrowings	0.25%	1.09%	0.16%	0.10%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.67%	0.78%	0.48%	0.52%

Total expenses	1.22%	2.55%	1.64%	1.29%	1.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.21%	2.55%	1.64%	1.29%	1.44%

Portfolio turnover rate	23%	32%	45%	11%	43%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.70	$9.02	$11.44	$11.44	$11.53

Income (loss) from investment operations:
Net investment income[2]	.51	.51	.49	.44	.47
Net realized and unrealized gain (loss)	1.28	(2.33)	(2.45)	.01	(.04)

Total from investment operations	1.79	(1.82)	(1.96)	.45	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.50)	(.50)	(.46)	(.45)	(.52)

Net asset value, end of period	$7.99	$6.70	$9.02	$11.44	$11.44

Total Return, at Net Asset Value[3]	27.03%	(19.85)%	(17.36)%	3.94%	3.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,850	$22,476	$40,026	$66,992	$64,421

Average net assets (in thousands)	$25,296	$25,591	$51,641	$68,193	$61,780

Ratios to average net assets:[4]
Net investment income	6.50%	7.35%	4.85%	3.79%	4.11%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.60%	1.64%	1.53%	1.50%	1.55%
Interest and fees from borrowings	0.25%	1.09%	0.16%	0.10%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.67%	0.78%	0.48%	0.52%

Total expenses	2.07%	3.40%	2.47%	2.08%	2.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.06%	3.40%	2.47%	2.08%	2.23%

Portfolio turnover rate	23%	32%	45%	11%	43%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Class C Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.68	$9.00	$11.40	$11.41	$11.50

Income (loss) from investment operations:
Net investment income[2]	.51	.51	.49	.44	.46
Net realized and unrealized gain (loss)	1.27	(2.32)	(2.42)	.01	(.03)

Total from investment operations	1.78	(1.81)	(1.93)	.45	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.50)	(.51)	(.47)	(.46)	(.52)

Net asset value, end of period	$7.96	$6.68	$9.00	$11.40	$11.41

Total Return, at Net Asset Value[3]	27.06%	(19.82)%	(17.20)%	3.89%	3.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$314,047	$242,207	$343,268	$482,657	$232,242

Average net assets (in thousands)	$302,114	$243,658	$402,977	$362,456	$149,437

Ratios to average net assets:[4]
Net investment income	6.57%	7.47%	4.91%	3.78%	4.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.52%	1.57%	1.48%	1.48%	1.52%
Interest and fees from borrowings	0.25%	1.09%	0.16%	0.10%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.67%	0.78%	0.48%	0.52%

Total expenses	1.99%	3.33%	2.42%	2.06%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.98%	3.33%	2.42%	2.06%	2.20%

Portfolio turnover rate	23%	32%	45%	11%	43%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer California Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since July 30, 2010 represents the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the
54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued
55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of July 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$20,518,821
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $268,843,000 as of July 30, 2010, which represents 15.11% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and
56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At July 30, 2010, municipal bond holdings with a value of $398,202,549 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $268,843,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At July 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	15.570%	10/1/39	$2,985,250
2,500,000	Bay Area, CA Toll Authority ROLs	16.409	4/1/43	3,256,000
2,500,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	16.844	4/1/44	3,457,400
5,000,000	CA Austin Trust Various States Inverse Certificates ROLs	6.085	8/1/38	4,525,600
5,637,000	CA Austin Trust Various States Inverse Certificates	5.911	2/1/42	5,922,119
2,495,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	14.844	12/1/27	2,157,476
3,555,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)	16.045	10/1/39	4,339,375
5,000,000	CA HFA (Home Mtg.) DRIVERS	7.335	2/1/29	4,360,400
7,445,000	CA HFA DRIVERS	12.786	8/1/25	8,531,151
1,025,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	15.748	8/1/43	1,042,118
2,975,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	11.066	2/1/43	3,416,371
3,465,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	12.584	2/1/49	4,042,269
3,710,000	CA Public Works (Regents University) DRIVERS	14.462	4/1/34	3,964,951
57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,000,000	CA Statewide CDA ROLs	17.458%	7/1/47	$3,378,600
2,840,000	Citrus, CA Community College District DRIVERS	15.998	6/1/31	3,702,906
1,290,000	Grossmont, CA Union High School District ROLs[3]	12.158	8/1/30	1,732,160
1,225,000	Grossmont, CA Union High School District ROLs[3]	12.179	8/1/31	1,618,323
4,005,000	Long Beach, CA Bond Finance Authority Natural Gas ROLs[3]	10.143	11/15/37	3,569,136
3,750,000	Los Angeles, CA Community College District ROLs[3]	14.701	8/1/33	4,168,200
2,500,000	Los Angeles, CA Community College District ROLs[3]	13.542	8/1/33	3,805,800
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.572	5/15/24	5,528,065
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.887	5/15/26	3,873,369
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.898	5/15/27	4,219,808
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.893	5/15/28	3,827,351
750,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.758	7/1/34	1,007,670
3,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.758	7/1/38	3,995,280
4,075,000	Los Angeles, CA Harbor Dept. DRIVERS	15.342	8/1/34	4,996,439
3,750,000	Orange County, CA Sanitation District COP ROLs[3]	10.868	2/1/35	4,617,150
6,835,000	Port of Oakland, CA ROLs[3]	11.115	11/1/32	7,077,096
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	15.775	2/1/36	3,148,900
750,000	San Marcos, CA School Financing Authority ROLs[3]	14.821	8/15/35	762,870
1,955,000	San Marcos, CA School Financing Authority ROLs[3]	14.812	8/15/40	1,963,798
4,445,000	Sunnyvale, CA Wastewater ROLs[3]	11.969	4/1/40	5,317,509
4,220,000	Sunnyvale, CA Wastewater ROLs[3]	11.973	4/1/40	5,048,639

				$129,359,549

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 45 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the
58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $130,345,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of July 30, 2010 is as follows:

Cost	$25,259,649
Market Value	$21,937,509
Market Value as a % of Net Assets	1.49%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$6,600,382	$—	$390,529,268	$290,282,940
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NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
1.   As of July 30, 2010, the Fund had $359,902,276 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 30, 2010, details of the capital loss carryforwards were as follows:

Expiring

2015	$2,066,773
2016	33,667,971
2017	100,477,817
2018	223,689,715

Total	$359,902,276

2.   As of July 30, 2010, the Fund had $30,626,992 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2019.
3.   During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carryforward.
4.   During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for July 30, 2010. Net assets of the Fund were unaffected by the reclassifications.

Increase	Increase
to Accumulated	to Accumulated Net
Net Investment	Realized Loss
Income	on Investments

$160,008	$160,008
The tax character of distributions paid during the years ended July 30, 2010 and July 31, 2009 was as follows:

	Year Ended	Year Ended
	July 30, 2010	July 31, 2009

Distributions paid from:
Exempt-interest dividends	$98,891,914	$94,187,911
Ordinary income	377,666	74,186

Total	$99,269,580	$94,262,097

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,
60 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,741,762,853[1]

Gross unrealized appreciation	$63,595,560
Gross unrealized depreciation	(353,878,500)

Net unrealized depreciation	$(290,282,940)

1.	The Federal tax cost of securities does not include cost of $279,751,845, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$5,366
Payments Made to Retired Trustees	17,600
Accumulated Liability as of July 30, 2010	143,319
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
61 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 30, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	36,680,829	$286,383,432	28,424,057	$191,308,070
Dividends and/or distributions reinvested	5,659,039	44,348,703	6,763,564	45,127,457
Redeemed	(32,554,893)	(256,720,086)	(52,368,623)	(355,755,891)

Net increase (decrease)	9,784,975	$74,012,049	(17,181,002)	$(119,320,364)

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	Year Ended July 30, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	395,511	$3,076,710	473,528	$3,192,110
Dividends and/or distributions reinvested	142,901	1,119,942	192,471	1,281,585
Redeemed	(780,563)	(6,084,014)	(1,747,605)	(12,136,193)

Net decrease	(242,151)	$(1,887,362)	(1,081,606)	$(7,662,498)

Class C
Sold	9,777,432	$76,119,634	9,110,175	$60,348,550
Dividends and/or distributions reinvested	1,430,415	11,182,333	1,595,451	10,575,032
Redeemed	(8,005,851)	(62,775,865)	(12,598,363)	(86,860,570)

Net increase (decrease)	3,201,996	$24,526,102	(1,892,737)	$(15,936,988)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$456,642,711	$311,721,225
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 30, 2010, the Fund paid $561,137 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided
63 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$2,424,818
Class C	6,702,959
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

July 30, 2010	$445,146	$30,842	$47,557	$67,372
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears
64 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

later in this report. During the year ended July 30, 2010, the Manager reimbursed the Fund $69,190 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.432% as of July 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 30, 2010 equal 0.25% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
65 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Borrowings Continued
As of July 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.432%. Details of the borrowings for the year ended July 30, 2010 are as follows:

Average Daily Loan Balance	$30,914,247
Average Daily Interest Rate	0.299%
Fees Paid	$2,144,407
Interest Paid	$157,683
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor — including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation
66 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
67 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer California Municipal Fund:
     We have audited the accompanying statement of assets and liabilities of Oppenheimer California Municipal Fund, including the statement of investments, as of July 30, 2010, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer California Municipal Fund as of July 30, 2010, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 17, 2010
68 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2010, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2009. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 30, 2010 are eligible for the corporate dividend-received deduction. 99.62% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
69 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an annual term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 67	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Age: 70	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
71 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Matthew P. Fink, Trustee (since 2005) Age: 69	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 1999) Age: 71	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2000); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2004) Age: 67	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2002) Age: 58	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2008) Age: 64	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospitals) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior
72 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Mary Ann Tynan, Continued	Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2005) Age: 69	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2005) Age: 62	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Glavin, Keffer and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 46	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager of the Manager (since January 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 38	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
73 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 37	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (June 2003- December 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President and Senior Portfolio Manager (since 2009) Age: 34	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Manager (October 2006-June 2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 34	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (April 2006-December 2007) and a credit analyst of the Manager (June 2003-March 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Age: 52	Director of the Rochester Credit Analysis team (since March 2004) and a Vice President of the Manager (since November 1997); headed Rochester’s Credit Analysis team (since May 1993).

William F. Glavin, Jr., President and Principal Executive Officer (since 2009) Age: 51	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004- March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004- October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005- March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003- November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007- December 2008) of MML Investors Services, Inc. Oversees 65 portfolios as a Trustee/Director and 96 portfolios as an Officer in the OppenheimerFunds complex.

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 55	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997). An officer of 96 portfolios in the OppenheimerFunds complex.
74 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 96 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 50	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008),Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 96 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
75 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP
©2010 OppenheimerFunds, Inc. All rights reserved.
76 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
77 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
78 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	09/13/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	09/13/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	09/13/2010